Stock Options and Restricted Share Units	12 Months Ended
Dec. 31, 2024
Stock Options and Restricted Share Units [Abstract]
Stock options and restricted share units
17.	Stock options and restricted share units

(a)	Stock options

The Company has a stock option plan whereby the maximum number of shares subject to the plan, in the aggregate, shall not exceed 10% of the Company’s issued and outstanding shares. The exercise price shall be no less than the discount market price as determined in accordance with TSXV policies.

The following table reflects the continuity of stock options for the years presented below:

	Number of Stock Options	Weighted Average Exercise Price (CAD$)
Balance, December 31, 2021	2,345,165	5.28
Expired / cancelled	(1,153,331)	5.46
Balance, December 31, 2022	1,191,834	5.11
Expired / cancelled	(499,664)	5.13
Balance, December 31, 2023	692,170	5.09
Expired / cancelled	(209,216)	6.22
Balance, December 31, 2024	482,954	4.60

The following table reflects the stock options issued and outstanding as of December 31, 2024:

Expiry Date	Exercise Price (CAD$)	Weighted Average Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Vested (exercisable)	Number of Options Unvested
February 14, 2025	2.88	0.12	158,333	158,333	-
January 5, 2026	3.75	1.01	150,828	150,828	-
March 25, 2026	7.47	1.23	101,997	101,997	-
May 17, 2026	7.35	1.38	43,464	43,464	-
June 22, 2026	4.20	1.47	28,332	28,332	-
	4.60	0.83	482,954	482,954	-

The following table reflects the stock options issued and outstanding as of December 31, 2023:

Expiry Date	Exercise Price (CAD$)	Weighted Average Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Vested (exercisable)	Number of Options Unvested
February 14, 2025	2.88	1.13	258,334	258,334	-
January 5, 2026	3.75	2.02	183,498	183,498	-
February 24, 2026	13.92	2.15	50,000	50,000	-
March 25, 2026	7.47	2.23	116,668	116,668	-
May 17, 2026	7.35	2.38	55,001	55,001	-
June 22, 2026	4.20	2.48	28,669	28,669	-
	5.09	1.78	692,170	692,170	-
(b)	Restricted share units

The Company has an RSU plan whereby the there is a fixed cap of shares that can be granted under the plan. The exercise price shall be no less than the discount market price as determined in accordance with TSXV policies.

The following table reflects the continuity of RSUs for the years presented below:

Number of RSUs
Balance, December 31, 2021	-
Granted (i)	1,449,250
Cancelled	(10,000)
Balance, December 31, 2022	1,439,250
Granted (ii)	77,232
Converted	(479,582)
Balance, December 31, 2023	1,036,900
Granted (iii)	2,444,000
Cancelled	(159,667)
Converted	(492,897)
Balance, December 31, 2024	2,828,336

(i)	During the year ended December 31, 2022, the Company granted 1,449,250 RSUs to officers, directors, employees and advisors. These RSUs vest one-third on each of the first, second and third anniversaries of the date of grant. The grant date fair value of the RSUs was $5,725,262.

(ii)	During the year ended December 31, 2023, the Company granted 77,232 RSUs to advisors. These RSUs vest one year from the date of grant. The grant date fair value of the RSUs was $120,386.

(iii)	During the year ended December 31, 2024, the Company granted 2,444,000 RSUs officers, directors, employees and advisors. These RSUs vest one-third on each of the first, second and third anniversaries of the date of grant. The grant date fair value of the RSUs was $4,880,453, which was measured based on the quoted price of the Company’s shares on the date of grant.

For the year ended December 31, 2024, the Company recorded sharebased compensation for these RSU’s of $1,748,506, (year ended December 31, 2023 - $1,620,777,).